Note 32 - Subsequent Events (Details Textual) $ / shares in Units, $ in Thousands, $ in Millions	Jul. 29, 2022 USD ($) $ / shares shares	Jul. 01, 2022 USD ($)	Jul. 01, 2022 AUD ($)	Jun. 30, 2022 $ / shares	Jun. 30, 2021 $ / shares	Jun. 30, 2020 $ / shares
Ordinary shares [member]
Statement Line Items [Line Items]
Par value per share (in AUD per share) | $ / shares				$ 0.012	$ 0.012	$ 0.012
Major ordinary share transactions [member]
Statement Line Items [Line Items]
Class of warrants exercisable for shares (in shares) | shares	1,930,770
Class of warrants, offering price per warrant (in dollars per share) | $ / shares	$ 1.2999
Proceeds from issuing shares and warrants	$ 5,500
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares	$ 0.0001
Major ordinary share transactions [member] | Ordinary shares [member]
Statement Line Items [Line Items]
Total increase (decrease) in number of shares outstanding (in shares) | shares	2,300,000
Par value per share (in AUD per share) | $ / shares	$ 0.012
Offering price, per share (in dollars per share) | $ / shares	$ 1.30
Percentage of shares outstanding	4.99%
Major ordinary share transactions [member] | Series A warrants [member] | Investors [member]
Statement Line Items [Line Items]
Class of warrants exercisable for shares (in shares) | shares	4,230,770
Class of warrant, exercise price of warrants (in dollars per share) | $ / shares	$ 1.30
Discontinued operations [member] | Announcement of plan to discontinue operation [member]
Statement Line Items [Line Items]
Disposal group, including discontinued operation, consideration		$ 6,800
Disposal group, including discontinued operation, purchase price		3,400	$ 5.0
Disposal group, including discontinued operation, working capital adjustment		800	$ 1.2
Disposal group, including discontinued operation, contingent consideration		4,500
Discontinued operation, forecast EBITDA amount		$ 2,700
Discontinued operation, contingent consideration, discounted rate		10.00%	10.00%
Advisory fees		$ 300
Disposal group, including discontinued operation, net assets		6,700
Gain (loss) recognised on measurement to fair value less costs to sell or on disposal of assets or disposal groups constituting discontinued operation		$ 30